Note Payable - Narratives (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 05, 2023	Jan. 12, 2023	Oct. 06, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 21, 2023
Note Payable
Total notes payable and line of credit					$ 220,000		$ 220,000	$ 666,667
Gain on forgiveness of debt							107,862
Outstanding balance							220,000	407,131
Gain on Forgiveness of Debt							107,862
Amortization of discount on note payable					7,000	$ 25,386	93,733	15,934
Exchange Agreement
Note Payable
Contingent liability					600,000		600,000
Note payable issued October 6, 2022 (Face Value: $666,667)
Note Payable
Principal balance			$ 666,667					666,667
Total notes payable and line of credit								666,667
Bridge Notes
Note Payable
Outstanding balance					0		0	407,131
Amortization of discount on note payable				$ 16,484	0		50,734	15,934
Interest expense recorded				16,484			50,731
Total interest expense				32,968			101,465
Accrued interest					0		0	$ 15,934
Bridge Notes | Securities purchase agreement
Note Payable
Original issue discount (as a percent)			10.00%
Principal balance			$ 2,222,222
Amount of cash proceeds received			$ 600,000
Percentage of amount due and payable after 90 days of the original issue date if PIPE Financing closes in connection with the closing of the Business Combination			110.00%
Specified period of original issue date if PIPE Financing closes in connection with the closing of the Business Combination			90 days
Percentage of amount due and payable before 90 days under the Bridge Notes if PIPE Financing closes in connection with the closing of the Business Combination			100.00%
Specified period of under Notes if PIPE Financing closes in connection with the closing of the Business Combination			90 days
Percentage of guaranteed interest due and payable if PIPE Financing closes in connection with the closing of the Business Combination			10.00%
Mandatory default penalty (as a percent)	125.00%		125.00%
Fair value of the embedded derivative at issuance			$ 208,803
Total notes payable and line of credit			$ 457,864
Late fee (as a percent)	10.00%
Default interest rate (as a percent)	24.00%
Interest expense on debt default	$ 383,790
Bridge Notes | Exchange Agreement
Note Payable
Nonexchangeable principal amount of note							600,000
Gain on forgiveness of debt							107,862
Gain on Forgiveness of Debt							107,862
Original Notes | Exchange Agreement
Note Payable
Interest expense on debt default							383,789
Aggregate current value					3,723,744		3,723,744
DHAC Note | Exchange Agreement
Note Payable
Original issue discount					88,889		88,889
Principal balance					888,889		888,889
VSee Note | Exchange Agreement
Note Payable
Original issue discount					66,667		66,667
Principal balance					666,667		666,667
Amount to be converted					600,000		600,000
Outstanding balance					600,000		600,000
iDoc Note | Exchange Agreement
Note Payable
Original issue discount					66,667		66,667
Principal balance					666,667		666,667
Amount to be converted					600,000		600,000
Outstanding balance					600,000		600,000
Exchange Notes | Exchange Agreement
Note Payable
Principal balance					2,523,744		2,523,744
Note payable issued January 12, 2023 (Face Value: $220,000)
Note Payable
Original issue discount (as a percent)		10.00%
Principal balance		$ 220,000			220,000		220,000
Total notes payable and line of credit					220,000		220,000
Outstanding balance		$ 220,000			220,000		220,000
Amortization of discount on note payable					0	8,136	20,000
Total interest expense						13,416	32,980
Accrued interest				$ 5,280	$ 12,980	$ 5,280	$ 12,980
Annual fixed rate (as a percent)									12.00%